Additional Information - Condensed Financial Information of Sohu.com Inc. (Details)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
ADDITIONAL INFORMATION - CONDENSED FINANCIAL INFORMATION OF REGISTRANT [Abstract]
Material contingencies	No	No
Significant provisions of long-term obligations	No	No
Guarantees	No	No